Segments of Operations (Details) - Schedule of Reportable Operating Segments Based on Net Sales and Operating Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenues	$ 9,905	$ 8,578	$ 1,304
Segment operating loss	(62,589)	(117,710)	(61,558)
Financial expense			(288)
Financial income	1,652	789
Realized loss	(178)
Loss before taxes on income	(61,115)	(116,921)	(61,846)
Depreciation and amortization expenses	1,198	11,512	2,292
Change in obligation in earn-out liabilities	(4,488)	(20,376)
Goodwill impairment	7,420	50,878
Stock based compensation	6,838	18,623	18,806
Total Assets	218,648	253,933	363,170
Expenditures for segment’s assets	3,303	8,181	26,017
Nanox ARC [Member]
Segment Reporting Information [Line Items]
Revenues	116
Segment operating loss	(42,231)	(67,066)	(56,875)
Financial expense
Financial income
Realized loss
Loss before taxes on income
Depreciation and amortization expenses	1,036	611	458
Change in obligation in earn-out liabilities
Goodwill impairment
Stock based compensation	5,678	17,049	18,433
Total Assets	130,665	148,352	195,621
Expenditures for segment’s assets	3,184	8,140	23,139
Radiology Services [Member]
Segment Reporting Information [Line Items]
Revenues	9,462	8,235	1,034
Segment operating loss	(4,288)	(2,760)	(530)
Financial expense
Financial income
Realized loss
Loss before taxes on income
Depreciation and amortization expenses	12	2,642	441
Change in obligation in earn-out liabilities	(4,488)	840
Goodwill impairment	7,055
Stock based compensation	202	224	37
Total Assets	21,709	30,753	31,802
Expenditures for segment’s assets	81	15	2,859
AI Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	327	343	270
Segment operating loss	(16,070)	(47,884)	(4,153)
Financial expense
Financial income
Realized loss
Loss before taxes on income
Depreciation and amortization expenses	150	8,259	1,393
Change in obligation in earn-out liabilities		(21,216)
Goodwill impairment	365	50,878
Stock based compensation	958	1,350	336
Total Assets	66,274	74,828	135,747
Expenditures for segment’s assets	$ 38	$ 26	$ 19